Defined benefit pension plans and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
P B S [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	R$ 56,478
Benefits paid in the year	(3,103)
Actual earnings from assets during the year	4,841
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(3,879)
Fair value of assets on end	54,337
P B S Assisted [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	14,739
Benefits paid in the year	(772)
Actual earnings from assets during the year	1,257
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(247)
Fair value of assets on end	14,977
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	405
Benefits paid in the year	(9)
Actual earnings from assets during the year	35
Company's contributions / (returns)	(73)
Actuarial gain (loss) on plan assets	2
Fair value of assets on end	360
P A M E C Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Company's contributions / (returns)
Actuarial gain (loss) on plan assets
Fair value of assets on end
A E S Telecom [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning	11,511
Benefits paid in the year	(718)
Actual earnings from assets during the year	1,008
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(1,104)
Fair value of assets on end	10,697
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning
Benefits paid in the year
Actual earnings from assets during the year
Company's contributions / (returns)
Actuarial gain (loss) on plan assets
Fair value of assets on end